Net Loss Per Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that have been excluded from the calculation of weighted-average common shares outstanding	13,493,555	5,649,932
Series A Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that have been excluded from the calculation of weighted-average common shares outstanding	2,770,165	2,770,165
Series A-1 Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that have been excluded from the calculation of weighted-average common shares outstanding	392,276	392,276
Series B Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that have been excluded from the calculation of weighted-average common shares outstanding	2,631,972	1,483,491
Series C Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that have been excluded from the calculation of weighted-average common shares outstanding	5,130,658
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that have been excluded from the calculation of weighted-average common shares outstanding	1,183,500
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities that have been excluded from the calculation of weighted-average common shares outstanding	1,384,984	1,004,000